Lease Assets - Schedule of Amounts Recognized in Administrative and Marketing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Rent expense - variable lease payments	$ 47.5	$ 39.6
Rent expense - short-term leases and leases of low-value assets	2.9	2.9
Income from subleases	(2.9)	(2.5)
Total	$ 47.5	$ 40.0